CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
CORPORATE INFORMATION [Text Block]

NOTE 1 – CORPORATE INFORMATION

DXI Energy Inc. (the “Company”) is a public company trading on the Toronto Stock Exchange (“TSX”) under the symbol “DXI” in Canada and the OTCQB (“OTCQB”) under the symbol “DXIEF” in the United States. The Company is in the business of exploring and developing energy properties with a focus on oil and gas in North America. The address of its registered office is 520 – 999 Canada Place, Vancouver, British Columbia.

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Dejour Energy (USA) Corp. (“Dejour USA”), incorporated in Nevada, Dejour Energy (Alberta) Ltd. (“DEAL”), incorporated in Alberta, and 0855524 B.C. Ltd., incorporated in British Columbia. All intercompany transactions are eliminated upon consolidation.

The consolidated financial statements are presented in Canadian dollars, which is also the functional currency of the parent company. These consolidated financial statements were authorized and approved for issuance by the Board of Directors on March 8, 2018.